Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Hidrovias International Finance Sarl(b)
02/08/2031	4.950%	2,472,000	1,900,272
02/08/2031	4.950%	200,000	153,744
Total			2,054,016
Colombia 0.8%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	500,487
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,440,000	1,193,151
03/25/2029	6.250%	1,080,000	915,761
03/25/2029	6.250%	810,000	686,820
Total			3,296,219
Guatemala 0.5%
Energuate Trust(b)
05/03/2027	5.875%	1,650,000	1,478,686
05/03/2027	5.875%	650,000	582,513
Total			2,061,199
Hong Kong 2.6%
Lenovo Group Ltd.(b)
04/24/2025	5.875%	4,600,000	4,535,722
07/27/2032	6.536%	3,744,000	3,458,520
Xiaomi Best Time International Ltd.(b)
07/14/2031	2.875%	2,800,000	1,946,746
Total			9,940,988
India 1.2%
Adani Electricity Mumbai Ltd.(b)
02/12/2030	3.949%	2,600,000	1,942,419
Adani Ports & Special Economic Zone Ltd.(b)
08/04/2027	4.200%	2,900,000	2,536,826
Total			4,479,245
Ireland 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	2,128,000	1,129,658
Isle of Man 0.1%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	572,456
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		2,600,000	2,014,993
09/30/2040	2.940%		4,126,962	3,141,389
Total				5,156,382
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	535,351
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	336,416
Philippines 0.8%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%		900,000	758,554
12/31/2049	5.950%		2,500,000	2,177,532
Total				2,936,086
Turkey 0.5%
Turk Telekomunikasyon AS(b)
02/28/2025	6.875%		2,300,000	2,016,638
United Kingdom 0.5%
Tullow Oil PLC(b)
03/01/2025	7.000%		2,900,000	1,884,390
Virgin Islands 3.2%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2029	6.125%		2,900,000	2,725,290
JGSH Philippines Ltd.(b)
07/09/2030	4.125%		8,700,000	7,915,713
Studio City Finance Ltd.(b)
01/15/2029	5.000%		3,880,000	1,738,823
Total				12,379,826
Total Corporate Bonds & Notes (Cost $57,212,303)				48,778,870

Foreign Government Obligations(a),(d) 69.2%

Angola 1.2%
Angolan Government International Bond(b)
11/26/2029	8.000%		4,500,000	3,386,380
05/08/2048	9.375%		1,900,000	1,283,087
Total				4,669,467
Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.2%
Argentine Republic Government International Bond(c)
07/09/2035	1.500%	25,800,000	4,689,204
07/09/2046	1.500%	720,000	133,538
Total			4,822,742
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(b)
09/01/2032	3.500%	2,900,000	2,329,389
Bahrain 1.6%
Bahrain Government International Bond(b)
05/18/2034	5.625%	3,480,000	2,725,461
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%	3,867,000	3,390,641
Total			6,116,102
Belarus 0.0%
Republic of Belarus International Bond(b),(e)
02/28/2030	0.000%	750,000	174,341
Brazil 1.8%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	180,000	174,258
Brazilian Government International Bond
06/12/2030	3.875%	6,196,000	5,133,688
01/07/2041	5.625%	446,000	361,318
01/27/2045	5.000%	1,900,000	1,386,358
Total			7,055,622
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	1,600,000	1,560,771
Chile 0.3%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,187,958
China 0.3%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,240,943
Colombia 4.5%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	7,046,223
04/15/2031	3.125%	6,640,000	4,627,629
04/22/2032	3.250%	2,098,000	1,419,856
Ecopetrol SA
04/29/2030	6.875%	5,444,000	4,586,301
Total			17,680,009
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Croatia 0.6%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	865,606
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	709,067
10/23/2022	5.875%		600,000	599,212
Total				2,173,885
Dominican Republic 3.1%
Dominican Republic International Bond(b)
01/25/2027	5.950%		4,035,000	3,773,985
01/30/2030	4.500%		4,845,000	3,820,073
09/23/2032	4.875%		1,650,000	1,238,739
01/27/2045	6.850%		271,000	211,143
06/05/2049	6.400%		2,500,000	1,804,346
01/30/2060	5.875%		1,650,000	1,086,508
Total				11,934,794
Ecuador 1.0%
Ecuador Government International Bond(b),(c)
07/31/2030	5.500%		4,550,000	2,171,854
07/31/2035	2.500%		3,208,842	1,072,344
07/31/2040	1.500%		2,342,250	702,108
Total				3,946,306
Egypt 2.4%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	898,543
04/11/2031	6.375%	EUR	3,300,000	1,882,060
05/29/2032	7.625%		2,585,000	1,553,397
09/30/2033	7.300%		5,000,000	2,880,468
02/21/2048	7.903%		2,100,000	1,092,161
03/01/2049	8.700%		1,550,000	854,709
Total				9,161,338
Ghana 0.4%
Ghana Government International Bond(b)
03/26/2051	8.950%		4,300,000	1,572,425
Guatemala 0.7%
Guatemala Government Bond(b)
10/07/2033	3.700%		1,109,000	814,638
06/01/2050	6.125%		2,350,000	1,924,494
Total				2,739,132
Hungary 0.4%
Hungary Government International Bond(b)
09/21/2051	3.125%		2,800,000	1,489,681

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 1.0%
Export-Import Bank of India(b)
01/15/2030	3.250%		4,800,000	3,989,953
Indonesia 5.9%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,682,182
10/30/2049	3.700%		3,800,000	2,737,352
03/31/2052	4.300%		751,000	583,422
Indonesia Government International Bond(b)
01/15/2045	5.125%		3,000,000	2,608,564
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,155,748
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,362,177
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
06/30/2050	4.000%		700,000	418,808
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		6,000,000	5,319,596
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	1,445,492
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		2,765,000	2,542,372
Total				22,855,713
Ivory Coast 1.6%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	269,653
10/17/2031	5.875%	EUR	5,300,000	3,757,502
06/15/2033	6.125%		3,000,000	2,283,452
Total				6,310,607
Kazakhstan 1.9%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	4,624,619
04/24/2030	5.375%		2,300,000	1,814,386
04/19/2047	5.750%		1,573,000	1,040,496
Total				7,479,501
Malaysia 0.5%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	1,858,082
Mexico 9.4%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,325,000	3,026,466
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	702,923
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	5,819,197
01/15/2047	4.350%		2,300,000	1,623,651
02/10/2048	4.600%		2,000,000	1,460,298
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	26,776
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	194,866
01/28/2031	5.950%		8,700,000	5,872,809
02/16/2032	6.700%		15,320,000	10,776,487
01/23/2045	6.375%		7,700,000	4,238,264
09/21/2047	6.750%		2,893,000	1,611,362
01/23/2050	7.690%		2,029,000	1,240,696
Total				36,593,795
Mongolia 0.3%
Mongolia Government International Bond(b)
07/07/2031	4.450%		1,500,000	985,007
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%		1,750,000	1,744,766
Oman 1.1%
Oman Government International Bond(b)
01/25/2031	6.250%		1,846,000	1,712,064
01/17/2048	6.750%		3,200,000	2,554,046
Total				4,266,110
Pakistan 0.3%
Pakistan Government International Bond(b)
09/30/2025	8.250%		529,000	209,030
12/05/2027	6.875%		1,400,000	523,169
04/08/2031	7.375%		1,395,000	510,439
Total				1,242,638
Panama 1.7%
Panama Government International Bond
03/16/2025	3.750%		950,000	914,642
09/29/2032	2.252%		2,800,000	1,969,276
01/19/2033	3.298%		2,978,000	2,304,477
01/19/2063	4.500%		2,435,000	1,593,137
Total				6,781,532
Paraguay 1.6%
Paraguay Government International Bond(b)
06/28/2033	3.849%		4,560,000	3,576,232
08/11/2044	6.100%		2,700,000	2,243,228
03/30/2050	5.400%		675,000	497,308
Total				6,316,768

Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,519,000	1,143,319
Philippines 0.6%
Philippine Government International Bond
07/06/2046	3.200%	3,540,000	2,368,566
Qatar 5.5%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%	1,367,000	1,129,203
Qatar Government International Bond(b)
04/23/2028	4.500%	200,000	197,273
03/14/2029	4.000%	7,350,000	7,043,469
04/16/2030	3.750%	4,600,000	4,316,533
04/23/2048	5.103%	2,000,000	1,928,319
03/14/2049	4.817%	3,490,000	3,219,477
04/16/2050	4.400%	600,000	526,025
Qatar Petroleum(b)
07/12/2031	2.250%	3,738,000	3,004,889
Total			21,365,188
Romania 1.9%
Romanian Government International Bond(b)
02/27/2027	3.000%	3,116,000	2,630,613
11/25/2027	5.250%	3,284,000	2,965,601
02/14/2051	4.000%	3,500,000	1,949,160
Total			7,545,374
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	2,254,000	1,055,817
Saudi Arabia 4.1%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,750,000	1,573,004
Saudi Arabian Oil Co.(b)
11/24/2030	2.250%	4,000,000	3,224,274
Saudi Government International Bond(b)
04/17/2049	5.000%	500,000	448,164
01/21/2055	3.750%	5,400,000	3,965,411
01/21/2055	3.750%	5,150,000	3,781,827
02/02/2061	3.450%	4,500,000	3,029,657
Total			16,022,337
South Africa 2.6%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%	3,100,000	2,750,473
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,760,000	1,450,792
09/30/2049	5.750%	5,700,000	3,637,409
04/20/2052	7.300%	2,854,000	2,160,205
Total			9,998,879
Turkey 3.4%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	2,724,314
02/17/2028	5.125%	8,800,000	6,812,824
04/26/2029	7.625%	3,800,000	3,234,614
05/11/2047	5.750%	500,000	299,698
Total			13,071,450
Ukraine 0.7%
Ukraine Government International Bond(b)
09/01/2028	7.750%	9,400,000	1,947,168
05/21/2031	6.876%	5,109,000	936,261
Total			2,883,429
United Arab Emirates 3.4%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%	1,600,000	1,389,753
09/30/2049	3.125%	3,000,000	2,093,929
04/16/2050	3.875%	490,000	396,589
Abu Dhabi Ports Co. PJSC(b)
05/06/2031	2.500%	2,500,000	2,029,212
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,250,000	1,204,617
DP World PLC(b)
07/02/2037	6.850%	5,900,000	5,991,140
Total			13,105,240
Venezuela 0.2%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%	12,559,928	281,843
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%	4,300,000	320,310
Total			602,153
Total Foreign Government Obligations (Cost $380,013,497)			269,441,129

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2022 (Unaudited)
Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(g)	65,743,621	65,710,749
Total Money Market Funds (Cost $65,712,591)		65,710,749
Total Investments in Securities (Cost $502,938,391)		383,930,748
Other Assets & Liabilities, Net		5,586,148
Net Assets		$389,516,896
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
160,000 EUR	162,564 USD	Citi	11/10/2022	5,342	—
30,000,000 MXN	1,500,623 USD	Goldman Sachs International	11/10/2022	21,446	—
7,794,632 EUR	7,926,541 USD	UBS	11/10/2022	267,247	—
Total				294,035	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $213,227,589, which represents 54.74% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security in default.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	49,304,728	92,078,223	(75,673,905)	1,703	65,710,749	(14,711)	430,775	65,743,621
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7006_12_A01_(11/22)